ROPES & GRAY LLP 1211 AVENUE OF THE AMERICAS NEW YORK, NY 10036-8704 WWW.ROPESGRAY.COM
Lauren D. Macioce T +1 212 596 9883 F +1 646 728 2727 lauren.macioce@ropesgray.com
March 5, 2015

VIA EDGAR

Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, D.C. 20549

Re:	Stone Ridge Trust II File Nos. 333-200780; 811-22870

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), Stone Ridge Trust II (the “Trust”) hereby certifies that the form of prospectus and statement of additional information for Stone Ridge Reinsurance Risk Premium Interval Fund that would have been filed by the Trust pursuant to Rule 497(c) under the 1933 Act would not have differed from that contained in the Trust’s Registration Statement on Form N-2, which was filed by electronic transmission on February 27, 2015 pursuant to Rule 486(b) under the 1933 Act.

If you have any questions concerning this filing, please call me at (212) 596-9883.

Sincerely,

/s/ Lauren D. Macioce
                                  Lauren D. Macioce